FILE NOS. 33-73832, 811-8268

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         POST-EFFECTIVE AMENDMENT NO. 9

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 14

                                 FIRSTHAND FUNDS
               (Exact name of Registrant as Specified in Charter)

          101 PARK CENTER PLAZA, SUITE 1300, SAN JOSE, CALIFORNIA 95113
                    (Address of Principal Executive Offices)

                                 (408) 294-2200
               Registrant's Telephone Number, including Area Code

                                 KEVIN M. LANDIS
                       INTERACTIVE RESEARCH ADVISERS, INC.
          101 PARK CENTER PLAZA, SUITE 1300, SAN JOSE, CALIFORNIA 95113
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                                 OMAR BILLAWALA
                       INTERACTIVE RESEARCH ADVISERS, INC.
          101 PARK CENTER PLAZA, SUITE 1300, SAN JOSE, CALIFORNIA 95113

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]  on _______________ pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1998, was filed with the Commission on February 22, 1999.

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

o    Facing Sheet

o    Contents of Registration Statement

o Part A - Combined Prospectus for the Technology Value Fund, the Technology Leaders Fund and the Technology Innovators Fund

o    Part A - Prospectus for the Medical Specialists Fund

o Part B - Combined Statement of Additional Information for the Technology Value Fund, the Technology Leaders Fund, the Technology Innovators Fund and the Medical Specialists Fund. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the Commission on May 11, 1999

o    Part C - Other Information Signature Page

                                     PART A

                              Technology Value Fund
                             Technology Leaders Fund
                           Technology Innovators Fund

                                   Prospectus

                                     [LOGO]

                                     [PHOTO]

                              P R O S P E C T U S

                           The Technology Value Fund
                          The Technology Leaders Fund
                         The Technology Innovators Fund
                                August 31, 1999

Firsthand Funds has registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Firsthand Funds
101 Park Center Plaza, Suite 1300
San Jose, CA 95113
408.294.2200

     The Technology Value Fund
     The Technology Leaders Fund
     The Technology Innovators Fund
     No-Load Funds



     Firsthand Funds (the "Trust") currently offers several series of shares to investors. Three of them are described in this prospectus: The Technology Value Fund, The Technology Leaders Fund, and The Technology Innovators Fund (individually, a "Fund," and collectively, the "Funds"). Each Fund is non-diversified and has as its investment objective long-term growth of capital. Although certain of the Funds' investments may produce dividends, interest or other income, current income is not a consideration in selecting a Fund's investments.

     This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

Contents

     Risk/Return Summary                                                       2
     Performance Summary                                                       4
     Expense Information                                                       6
     Additional Investment Strategies
           and Risk Considerations                                             7
     Operation of the Funds                                                   11
     How to Purchase Shares                                                   12
     How to Redeem Shares                                                     14
     Shareholder Services                                                     17
     Exchange Privilege                                                       18
     Dividends and Distributions                                              19
     Taxes                                                                    20
     Calculation of Share Price                                               21
     Financial Highlights                                                     22


     FOR  INFORMATION  OR  ASSISTANCE  IN  OPENING  AN  ACCOUNT,   PLEASE  CALL:
     Nationwide (Toll-Free): 1.888.884.2675

Risk/Return
     Summary

     What are the Funds' investment objectives?

     Each Fund's investment objective is long-term growth of capital.

     What are the Funds' principal investment strategies?

     The Technology Value Fund (TVF) seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the electronic technology and medical technology fields which the Investment Adviser considers to be undervalued and have potential for capital appreciation.

     The Technology Leaders Fund (TLF) seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the high technology field which the Investment Adviser considers to have the strongest competitive position. In assessing the strength of a company's competitive position, the Investment Adviser may consider such factors as technology leadership, market share, patents and other intellectual property, strength of management, marketing prowess and product development capabilities. The high technology field includes the semiconductor, computer, computer peripheral, software, telecommunication and mass storage device segments of the technology industry.

     The Technology Innovators Fund (TIF) seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the high technology field which the Investment Adviser considers to be best positioned to introduce successful new products. In assessing a company's capacity for innovation, the Investment Adviser may consider a number of factors, including technical vision, marketing acumen, proprietary technological advantages and a demonstrated ability to bring products to market quickly. The high technology field includes the semiconductor, computer, computer peripheral, software, telecommunication and mass storage device segments of the technology industry.

     What are the principal risks of investing in the Funds?

     The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Funds.

     The Funds will be subject to greater risk because of their concentration of investments in the technology industry and within certain segments of the technology industry. Although the Investment Adviser currently believes that investments by the Funds in the technology industry may offer greater opportunity for growth of capital than investments in other industries, the value of such investments can and often does fluctuate dramatically and may expose you to greater than average financial and market risk.

     Each Fund may also invest a portion of its assets in securities that entail certain risks, such as foreign securities and securities of small companies and unseasoned issuers (including companies offering shares in initial public offerings). Please see "Additional Investment Strategies and Risk Considerations" in this Prospectus for additional information.

Performance
     Summary

     The bar charts and performance tables shown below provide an indication of the risks of investing in the Funds by showing the changes in the performance of the Funds from year to year since the Funds' inceptions and by showing how the average annual returns of the Funds compare to those of broad-based securities market indices. No performance information is presented for The Technology Innovators Fund, as that Fund has less than one full calendar year of operating history as of the date of this Prospectus. How the Funds have performed in the past is not necessarily an indication of how the Funds will perform in the future.

     Technology Value Fund*

     [CHART OMITTED]

     * TVF inception date is 05/20/94.

     During the period shown in the bar chart, the highest return for a quarter was 60.64% during the quarter ended December 31, 1998 and the lowest return for a quarter was -29.68% during the quarter ended September 30, 1998.

     Technology Leaders Fund*

     [CHART OMITTED]

     * TLF inception date is 12/10/97.

     During the period shown in the bar chart, the highest return for a quarter was 58.90% during the quarter ended December 31, 1998 and the lowest return for a quarter was -12.62% during the quarter ended September 30, 1998.

Average Annual Returns for Periods Ended December 31, 1998

                                                 One Year    Since Inception*
--------------------------------------------------------------------------------

     The Technology Value Fund                     23.71%         37.24%
     Dow Jones Industrial Average(1)               18.13%         27.28%
     Standard & Poor's 500 Index(2)                28.58%         30.42%
     NASDAQ Composite Index(3)                     39.63%         31.78%

     The Technology Leaders Fund                   78.15%         73.54%
     Dow Jones Industrial Average(1)               18.13%         15.21%
     Standard & Poor's 500 Index(2)                25.58%         26.22%
     NASDAQ Composite Index(3)                     39.63%         33.05%


     * The public offering of shares of The Technology Value Fund commenced on December 15, 1994 and the public offering of shares of The Technology Leaders Fund commenced on December 10, 1997.

     (1) The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.
     (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.
     (3) The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies.

Expense
     Information

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment):

                                                  TVF      TLF      TIF
     ---------------------------------------------------------------------------

     Sales load imposed on purchases              None     None     None
     Sales load imposed on reinvested dividends   None     None     None
     Deferred sales load                          None     None     None
     Exchange fee                                 None     None     None
     Redemption fee                               None*    None*    None*

     * A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

     Management Fees                             1.50%    1.50%    1.50%
     Distribution (12b-1) Fees                    None     None     None
     Other Expenses                               .45%     .45%     .45%
     Total Annual Fund Operating Expenses(A)     1.95%    1.95%    1.95%

     (A) The Advisory Agreement limits each Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

Example:

     This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              TVF      TLF      TIF
     ---------------------------------------------------------------------------

     1 Year                                 $   198 $   198  $   198
     3 Years                                    612     612      612
     5 Years                                  1,052   1,052    1,052
     10 Years                                 2,275   2,275    2,275

Additional Investment
     Strategies and Risk Considerations

Investment Techniques and Strategies

     The equity securities in which the Funds may invest include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock and warrants. The securities selected will typically be traded on a national securities exchange, the NASDAQ System or over-the-counter, and may include securities of both large, well-known companies as well as smaller, less well-known companies, including foreign securities listed on a foreign securities exchange or traded in the United States. Although certain of the Funds' investments may produce dividends, interest or other income, current income is not a consideration in selecting a Fund's investments.

     The Investment Adviser's analysis of a potential investment will focus on valuing an enterprise and purchasing securities of the enterprise when the Investment Adviser believes that value exceeds the market price. The
     Investment Adviser intends to focus on the fundamental worth of the companies under consideration, where fundamental worth is defined as the value of the basic businesses of the firm, including products, technologies, customer relationships and other sustainable competitive advantages. For purposes of the Investment Adviser's analysis, fundamental worth is a reflection of the value of an enterprise's assets and its earning power, and will be determined by use of price-earnings ratios and comparison with sales of comparable assets to independent third party buyers in arms' length transactions. Balance sheet strength, the ability to generate earnings and a strong competitive position are the major factors the Investment Adviser will use in appraising an investment. Applicable price-earnings ratios depend on the earnings potential of an enterprise as determined by the Investment Adviser. For example, an enterprise that is a relatively high growth company would normally command a higher price-earnings ratio than lower growth companies because expected future profits would be higher.

     Each Fund may purchase shares in initial public offerings (IPOs). Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, most of the shares are purchased by The Technology Innovators Fund. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Risk Considerations

     Equity Securities

     Each Fund invests primarily in equity securities, which by definition entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. Securities in a Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly. Each Fund may invest up to 15% of its net assets in illiquid securities.

     Small Capitalization Companies

     Each Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

     Foreign Securities

     Each Fund may purchase foreign securities that are listed on a foreign securities exchange or over-the-counter market, or which are represented by American Depository Receipts and are listed on a domestic securities exchange or traded in the United States on over-the-counter markets. Foreign investments may be subject to risks that are not typically
     associated  with  investing  in  domestic  companies.   For  example,  such
     investment may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

     Temporary Defensive Measures

     For defensive purposes, each Fund may temporarily hold all or a portion of its assets in money market instruments. Such action may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not participate as much as it would have if it had been more fully invested.

     Concentration of Investments in the Technology and Medical Industries

     The Technology Value Fund will invest primarily in a combination of companies within the high technology and medical technology segments, while each of The Technology Leaders Fund and The Technology Innovators Fund will invest primarily in companies within the high technology segment. The Funds will be subject to greater risk because of their concentration of investments in a single industry and within certain segments of the industry. For example, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments. Investments in the high technology segment include the risk that certain high technology products and services are subject to competitive pressures and aggressive pricing. Investments in companies that offer new products in the high technology segment, such as investments in that area by The Technology Innovators Fund, include the risk that the new products will not meet expectations or even reach the marketplace.

     Additionally, health, biotechnology and high technology segment products and services are subject to risk of rapid obsolescence caused by scientific developments and technological advances. Also, the technology and medical industries are generally more susceptible to effects caused by changes in the economic climate, broad market swings, moves in a dominant industry stock or regulatory changes.

     Although the Investment Adviser currently believes that investments by the Funds in certain health, biotechnology and technology companies may offer greater opportunities for growth of capital than investments in other industries, such investments may also expose investors to greater than average financial and market risk. Accordingly, an investment in one or more of the Funds does not constitute a balanced investment program.

     The Funds intend to invest primarily in the following industry segments. The Technology Leaders Fund and the Technology Innovators Fund will invest primarily in the following high technology segments. The Technology Value Fund will invest in both the following high technology and health and biotechnology segments. At any point in time, however, each Fund may invest more than 25% of its assets in any one industry segment. This will further increase each Fund's risk and will make the Funds more volatile.

--------------------------------------------------------------------------------
            High Technology Segments        Health and Biotechnology Segments
            o Semiconductor                 o Cardiovascular Medical Device
            o Computer                      o Minimally Invasive Surgical Tool
            o Computer Peripheral           o Pharmaceutical
            o Software                      o Biotechnology
            o Telecommunication             o Managed Care Provider
            o Mass Storage Device           o Generic Drug
--------------------------------------------------------------------------------

     Year 2000 Problem

     The Funds and their service providers depend upon the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to

     1900 or another incorrect date. Computer failures due to the year 2000 problem could negatively impact the handling of securities trades and pricing and account services.

     The Funds' software vendors and service providers have assured the Funds that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee, however, that all of their computer systems will be adapted in time. The Funds do not expect year 2000 conversion costs to be substantial for the Funds because those costs are borne by the Funds' vendors and service providers and not directly by the Funds.

     Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Funds invest and, by extension, the value of those companies' shares held by the Funds.

Operation
     of the Funds

     The Trust retains Interactive Research Advisers, Inc. (the "Investment Adviser"), 101 Park Center Plaza, Suite 1300, San Jose, California 95113, to manage the investments of each Fund. The Investment Adviser is controlled by Kevin M. Landis, who also serves as a Trustee of the Trust. Mr. Landis has been a portfolio manager of The Technology Value Fund since the Fund's inception in 1994. Mr. Landis is the portfolio manager of The Technology Leaders Fund and The Technology Innovators Fund. Prior to his association with the Investment Adviser, Mr. Landis served as New Products Marketing Manager for S-MOS Systems, Inc., a San Jose, California-based semiconductor firm.

     The Investment Adviser receives from each Fund a management fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive its management fees and, if necessary, reimburse expenses of the Funds to the extent necessary to limit each Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

     The Trust has entered into a separate contract (the "Administration Agreement") with the Investment Adviser wherein the Investment Adviser is responsible for providing administrative and general supervisory services to the Funds. Under the Administration Agreement, the Investment Adviser oversees the maintenance of all books and records with respect to the Funds' securities transactions and the Funds' books of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required to be maintained pursuant to the 1940 Act. The Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Investment Adviser has also assumed responsibility for payment of all of the Funds' operating expenses except for brokerage and commission expenses and any extraordinary and non-recurring expenses. For the services rendered by the Investment Adviser under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of .45% of its average daily net assets up to $200 million, .40% of such assets from $200 million to $500 million, .35% of such assets from $500 million to $1 billion, and .30% of such assets in excess of $1 billion.

     CW Fund Distributors, Inc. (the "Underwriter"), 312 Walnut Street, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds and as such, is the exclusive agent for the distribution of shares of the Funds. The Underwriter is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

How to
     Purchase Shares

     You may purchase shares directly through the Funds' Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Funds' shares. Your initial investment in the Funds ordinarily must be at least $10,000 per Fund (or $2,000 per Fund for Firsthand Funds IRAs). Lower minimums are available to investors purchasing shares of the Funds through certain brokerage firms. Shares of each Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust or an authorized agent of the Trust. Any order placed with such brokerage firm is treated as if it were placed directly with the Trust.

     Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's Prospectus. Purchase orders received by such agents prior to 4:00 p.m., eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately negotiated with their customers) for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., eastern time, are confirmed at that day's net asset value.

     You may open an account and make an initial investment in the Funds through selected brokerage firms or financial intermediaries or by sending a check and a completed account application form to Firsthand Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "Firsthand Funds." Third-party checks will not be accepted. An account application is included with this Prospectus.

     The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

     If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     Provided the Trust has received a completed account application form, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 1.888.884.2675) for instructions. You should be prepared to give the name of the Fund in which you wish to purchase shares, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     You may purchase and add shares to your account ($50 minimum) by mail or by bank wire. Checks should be sent to Firsthand Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "Firsthand Funds." Bank wires should be sent as outlined above. Each additional purchase request must contain the account name and number to permit proper crediting.

How to
     Redeem Shares

     You may redeem shares of each Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

By Telephone

     You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 1.888.884.2675). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

     You may change the bank or brokerage account which you have designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

     Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

By Mail

     You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

     Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Through Broker-Dealers

     You may also redeem shares of the Funds by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information

     If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged an $8 processing fee by the Funds' Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $10,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trustintention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Funds may make payment for shares redeemed in portfolio securities of the Funds taken at current value.

Shareholder
     Services

     Contact the Transfer Agent (nationwide call toll-free 1.888.884.2675) for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans

     Shares of each Fund are available for purchase in connection with the following tax-deferred retirement plans:

          o    Keogh Plans for self-employed individuals
          o Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
          o    Qualified  pension  and   profit-sharing   plans  for  employees,
               including those profit-sharing plans with a 401(k) provision
          o    403(b)(7)  custodial  accounts  for  employees  of public  school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code (the "Code")

Direct Deposit Plans

     Shares of each Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Funds.

Automatic Investment Plan

     By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in each Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

Exchange
     Privilege

     Shares of the Funds may be exchanged for each other at net asset value. Shares of any Fund may also be exchanged at net asset value for shares of the Short Term Government Income Fund (a series of Countrywide Investment Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be reexchanged for shares of any Fund at net asset value.

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. An exchange will be effected at the next determined net asset value after receipt of a request by the Transfer Agent. Your request is subject to the Funds' cut-off time which is normally 4:00 p.m. eastern time. Requests received by the Transfer Agent prior to the cut-off time will receive the same day's net asset value. Requests received by the Transfer Agent after the cut-off time will have next day's net asset value.

     The telephone exchange privilege is automatically available to all shareholders. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     Exchanges may only be made for shares of Funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. Before making an exchange for shares of the Short Term Government Income Fund, contact the Transfer Agent to obtain a current prospectus and more information about exchanges among the Funds.

Dividends
     and Distributions

     Each Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Dividends and distributions are automatically reinvested in additional shares of the Funds (the Share Option) unless cash payments are specified on your application or are otherwise requested by contacting the Transfer Agent. All distributions will be based on the net asset value in effect on the payable date.

     If you  elect to  receive  dividends  in cash and the U.S.  Postal  Service cannot  deliver  your  checks or if your  checks  remain  uncashed  for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes

     Each Fund has qualified in all prior years and intends to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, a Fund will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code's timing requirements.

     Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Funds) as ordinary income.
     Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by a Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets.

     Redemptions of shares of the Funds are taxable events on which you may realize a gain or loss. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of such shares and any gain on the transaction may be subject to federal income tax.

     The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Funds' distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of
     Share Price

     The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

     Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.

Financial
     Highlights

     The financial highlights tables are intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the periods ended December 31, 1994 through December 31, 1998 has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the Statement of Additional Information, which is available upon request.

Financial Highlights - Technology Value Fund

                                      Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                  Six Months      Year        Year        Year        Year       Period
                                                     Ended       Ended       Ended       Ended       Ended        Ended
                                                    6/30/99     12/31/98    12/31/97    12/31/96    12/31/95   12/31/94(A)
                                                  (Unaudited)
=======================================================================================================================
Net asset value at beginning of period               $32.24      $26.06      $26.66      $18.44      $11.70      $10.00
                                                     ------------------------------------------------------------------
Income from investment operations:
        Net investment loss                           (0.27)      (0.59)      (0.26)      (0.08)      (0.14)      (0.03)
        Net realized and unrealized gains
        on investments                                21.82        6.77        1.90       11.20        7.28        2.56
                                                     ------------------------------------------------------------------
Total from investment operations                      21.55        6.18        1.64       11.12        7.14        2.53
                                                     ------------------------------------------------------------------
Less distributions:
        Distributions from net realized gains            --          --       (1.80)      (2.90)      (0.40)      (0.83)
        Distributions in excess of net
        realized gains                                   --          --       (0.44)         --          --          --
                                                     ------------------------------------------------------------------
Total distributions                                      --          --       (2.24)      (2.90)      (0.40)      (0.83)
                                                     ------------------------------------------------------------------

Net asset value at end of period                     $53.79      $32.24      $26.06      $26.66      $18.44      $11.70
                                                     ==================================================================

Total return                                         66.84%(B)   23.71%       6.46%      60.55%      61.17%      25.30%(B)
                                                     ==================================================================

Net assets at end of period (millions)               $325.9      $178.1      $194.4      $ 35.1      $  2.7      $  0.2
                                                     ==================================================================

Ratio of expenses to average net assets               1.94%(C)    1.95%       1.93%       1.81%       1.98%       1.96%(C)

Ratio of net investment loss to average
        net assets                                   (1.66%)(C)  (1.80%)     (1.43%)     (0.55%)     (1.45%)     (1.29%)(C)

Portfolio turnover rate                                 57%(B)     126%        101%         43%         45%         56%(B)

(A) Represents the period from the commencement of operations (May 20, 1994) through December 31, 1994.
(B)  Not annualized.
(C)  Annualized.

Financial Highlights - Technology Leaders Fund
                 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                             Six Months         Year        Period
                                                                Ended          Ended         Ended
                                                               6/30/99        12/31/98    12/31/97(A)
                                                             (Unaudited)
===================================================================================================
Net asset value at beginning of period                         $ 17.94         $ 10.07      $ 10.00
                                                               ------------------------------------
Income from investment operations:
   Net investment income (loss)                                  (0.12)          (0.09)        0.01
   Net realized and unrealized gains on investments               8.55            7.96         0.06
                                                               ------------------------------------
Total from investment operations                                  8.43            7.87         0.07
                                                               ------------------------------------
Less distributions:
   Dividends from net investment income                             --              --           --
   Distributions from net realized gains                            --              --           --
                                                               ------------------------------------
Total distributions                                                 --              --           --
                                                               ------------------------------------

Net asset value at end of period                               $ 26.37         $ 17.94      $ 10.07
                                                               ====================================

Total return                                                    47.00%(B)       78.15%        0.70%(B)
                                                               ====================================

Net assets at end of period (millions)                         $  96.3         $  42.8      $   3.6
                                                               ====================================

Ratio of expenses to average net assets                          1.94%(C)        1.94%        1.80%(C)

Ratio of net investment income (loss) to average net assets     (1.49%)(C)      (1.03%)       1.77%(C)

Portfolio turnover rate                                            29%(B)         105%           0%

(A) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(B)  Not annualized.
(C)  Annualized.

Financial Highlights - Technology Innovators Fund
                                        Selected Per Share Data and Ratios for a
                                        Share Outstanding Throughout Each Period

                                                   Six Months        Period
                                                      Ended           Ended
                                                     6/30/99       12/31/98 (A)
                                                   (Unaudited)
================================================================================
Net asset value at beginning of period               $ 16.01         $ 10.00
                                                     -----------------------
Income from investment operations:
   Net investment loss                                 (0.04)          (0.01)
   Net realized and unrealized gains on investments    12.07            6.02
                                                     -----------------------
Total from investment operations                       12.03            6.01
                                                     -----------------------
Less distributions:
   Dividends from net investment income                   --              --
   Distributions from net realized gains                  --              --
                                                     -----------------------
Total distributions                                       --              --
                                                     -----------------------

Net asset value at end of period                     $ 28.04         $ 16.01
                                                     =======================

Total return                                          75.14%(B)       60.10%(B)
                                                     =======================

Net assets at end of period (millions)               $  50.2         $   6.5
                                                     =======================

Ratio of expenses to average net assets                1.92%(C)        1.92%(C)

Ratio of net investment loss to average net assets    (1.04%)(C)      (0.59%)(C)

Portfolio turnover rate                                  80%(B)         188%(B)

(A) Represents the period from the commencement of operations (May 20, 1998) through December 31, 1998.
(B)  Not annualized.
(C)  Annualized.

[LOGO]

FIRSTHAND FUNDS
101 Park Center Plaza
Suite 1300
San Jose, CA 95113

INVESTMENT ADVISER
Interactive Research Advisers, Inc.
101 Park Center Plaza
Suite 1300
San Jose, CA 95113

TRANSFER AGENT/ADMINISTRATOR
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH  45201
(Toll-Free) 1-888-884-2675

DISTRIBUTOR
CW Fund Distributors, Inc.
312 Walnut Street, 21st Floor
Cincinnati, OH 45202

Additional information about the Funds is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1.888.884.2675.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1.800.SEC.0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

contact us at:
     888.884.2675

www.firsthandfunds.com

                                     PART A

                            Medical Specialists Fund

                                   Prospectus

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                                   Firsthand


                                    [PHOTO]

                                   Prospectus

                                August 31, 1999

                            Medical Specialists Fund

Firsthand Funds has registered each mutual fund offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Funds.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Firsthand Funds
101 Park Center Plaza, Suite 1300
San Jose, CA 95113
408.294.2200

     The Medical Specialists Fund
     A No-Load Fund

     Firsthand Funds (the "Trust") currently offers series of shares to investors, including The Medical Specialists Fund (the "Fund"). The Fund is non-diversified and has as its investment objective long-term growth of capital. Although certain of the Fund's investments may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

     This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

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Contents

     Risk/Return Summary                                                       4
     Expense Information                                                       6
     Additional Investment Strategies
        and Risk Considerations                                                7
     Operation of the Fund                                                    10
     How to Purchase Shares                                                   12
     How to Redeem Shares                                                     14
     Shareholder Services                                                     16
     Exchange Privilege                                                       17
     Dividends and Distributions                                              18
     Taxes                                                                    19
     Calculation of Share Price                                               20
     Financial Highlights                                                     21


     FOR INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT, PLEASE CALL:
     Nationwide (Toll-Free): 1.888.884.2675

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Risk/Return
     Summary

     What is the Fund's investment objective?

     The Fund's investment objective is long-term growth of capital.

     What are the Fund's principal investment strategies?

     The Fund seeks to achieve its objective by investing at least 65% of its assets in securities of companies in the health and biotechnology fields which the Investment Adviser considers to have a strong earnings growth outlook and potential for capital appreciation. The health and biotechnology fields include the cardiovascular medical device, minimally invasive surgical tool, pharmaceutical, biotechnology, managed care provider and generic drug segments of the technology industry.

     What are the principal risks of investing in the Fund?

     The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

     The Fund will be subject to greater risk because of its concentration of investments in the technology industry and within certain segments of the technology industry. Although the Investment Adviser currently believes that investments by the Fund in the technology industry may offer greater opportunity for growth of capital than investments in other

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     industries,  the value of such  investments  can and often  does  fluctuate dramatically and may expose you to greater than average financial and market risk.

     The Fund may also invest a portion of its assets in securities that entail certain risks, such as foreign securities and securities of small companies and unseasoned issuers (including companies offering shares in initial public offerings). Please see "Additional Investment Strategies and Risk Considerations" in this Prospectus for additional information.

Performance Summary

     The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing the changes in the performance of the Fund since the Fund's inception and by showing how the average annual returns of the Fund compare to those of broad-based securities market indices. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

     [CHART OMITTED]

     During the period shown in the bar chart, the highest return for a quarter was 31.97% during the quarter ended December 31, 1998 and the lowest return for a quarter was -19.74% during the quarter ended June 30, 1998.

Average Annual Total Returns for Periods Ended December 31, 1998

                                                  One Year   Since Inception*
--------------------------------------------------------------------------------

     The Medical Specialists Fund                  -4.55%         -3.21%
     Dow Jones Industrial Average(1)               18.13%         15.21%
     Standard & Poor's 500 Index(2)                28.58%         26.22%
     NASDAQ Composite Index(3)                     39.63%         33.05%

     * The public offering of shares of The Medical Specialists Fund commenced on December 10, 1997.

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     (1)  The Dow Jones  Industrial  Average is a measurement  of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     (2) The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

     (3) The NASDAQ Composite Index is an unmanaged index which averages the trading prices of more than 3,000 domestic over-the-counter companies.

Expense
     Information

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

     Sales load imposed on purchases                             None
     Sales load imposed on reinvested dividends                  None
     Deferred sales load                                         None
     Exchange fee                                                None
     Redemption fee                                              None*

     * A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

     Management Fees                                            1.50%
     Distribution (12b-1) Fees                                  None
     Other Expenses                                              .45%
     Total Annual Fund Operating Expenses(A)                    1.95%

     (A) The Advisory Agreement limits the Fund's total annual operating expenses to 1.95% of the Fund's average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

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Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year               $   198
                           3 Years                  612
                           5 Years                1,052
                           10 Years               2,275



Additional Principal Investment
     Strategies and Risk Considerations

Investment Techniques and Strategies

     The equity securities in which the Fund may invest include common stock, convertible long-term corporate debt obligations, preferred stock, convertible preferred stock and warrants. The securities selected will typically be traded on a national securities exchange, the NASDAQ System or over-the-counter, and may include securities of both large, well-known companies as well as smaller, less well-known companies, including foreign securities listed on a foreign securities exchange or traded in the United States. Although certain of the Fund's investments may produce dividends, interest or other income, current income is not a consideration in selecting the Fund's investments.

     The Investment Adviser's analysis of a potential investment will focus on valuing an enterprise and purchasing securities of the enterprise when the Investment Adviser believes that value exceeds the market price. The
     Investment Adviser intends to focus on the fundamental worth of the companies under consideration, where fundamental worth is defined as the value of the basic businesses of the firm, including products, technologies, customer relationships and other sustainable competitive advantages. For purposes of the Investment Adviser's analysis, fundamental worth is a reflection of the value of an enterprise's assets and its earning power, and will be determined by use of price-earnings ratios and comparison with sales of comparable assets to independent third party buyers in arms' length transactions. Balance

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     sheet strength,  the ability to generate earnings and a strong  competitive position are the major factors the Investment Adviser will use in appraising an investment. Applicable price-earnings ratios depend on the earnings potential of an enterprise as determined by the Investment Adviser. For example, an enterprise that is a relatively high growth company would normally command a higher price-earnings ratio than lower growth companies because expected future profits would be higher.

     The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Risk Considerations

     Equity Securities

     The Fund invests primarily in equity securities, which by definition entail risk of loss of capital. Investments in equity securities are subject to inherent market risks and fluctuation in value due to earnings, economic conditions and other factors beyond the control of the Investment Adviser. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Some securities may be inactively traded, and thus may not be readily bought or sold. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly. The Fund may invest up to 15% of its net assets in illiquid securities.

     Small Capitalization Companies

     The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and

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     volume of their  trading  is  substantially  less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

     Foreign Securities

     The Fund may purchase foreign securities that are listed on a foreign securities exchange or over-the-counter market, or which are represented by American Depository Receipts and are listed on a domestic securities exchange or traded in the United States on over-the-counter markets. Foreign investments may be subject to risks that are not typically
     associated  with  investing  in  domestic  companies.   For  example,  such
     investment may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income.

     Temporary Defensive Measures

     For defensive purposes, the Fund may temporarily hold all or a portion of its assets in money market instruments. Such action may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

     Concentration of Investments in Medical Industries

     The Fund will invest primarily in companies within the health and biotechnology segments. The Fund will be subject to greater risk because of its concentration of investments in a single industry and within certain segments of the industry. For example, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments. Additionally, health and biotechnology segment products

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     and services are subject to risk of rapid obsolescence caused by scientific developments and technological advances. Also, the medical industry is generally more susceptible to effects caused by changes in the economic climate, broad market swings, moves in a dominant industry stock or regulatory changes.

     Although the Investment Adviser currently believes that investments by the Fund in certain health and biotechnology companies may offer greater opportunities for growth of capital than investments in other industries, such investments may also expose investors to greater than average financial and market risk. Accordingly, an investment in the Fund does not constitute a balanced investment program.

     The Fund intends to invest primarily in the following health and biotechnology segments. At any point in time, however, the Fund may invest more than 25% of its assets in any one industry segment. This will further increase the Fund's risk and will make the Fund more volatile.

                           HEALTH AND BIOTECHNOLOGY SEGMENTS
                           o Cardiovascular Medical Device
                           o Minimally Invasive Surgical Tool
                           o Pharmaceutical
                           o Biotechnology
                           o Managed Care Provider
                           o Generic Drug

     Year 2000 Problem

     The Fund and its service providers depend upon the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. Computer failures due to the year 2000 problem could negatively impact the handling of securities trades and pricing and account services.

     The Fund's software vendors and service providers have assured the Fund that their systems will be adapted in sufficient time to avoid serious problems. There can be no guarantee, however, that all of their computer systems will be adapted in time. The Fund does not expect year 2000

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     conversion  costs to be  substantial  for the Fund because  those costs are borne by the Fund's vendors and service providers and not directly by the Fund.

     Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Fund invests and, by extension, the value of those companies' shares held by the Fund.

Operation
     of the Fund

     The Trust retains Interactive Research Advisers, Inc. (the "Investment Adviser"), 101 Park Center Plaza, Suite 1300, San Jose, California 95113, to manage the investments of the Fund. Following the closing of a restructuring of the Investment Adviser that is expected to take place around September 9, 1999, the Board of Trustees of Firsthand Funds has agreed to allow, on an interim basis, Ingenuity Capital Management (the "New Adviser"), 26888 Almaden Court, Los Altos, California 94022, to manage the investments of the Fund. Kendrick Kam, the portfolio manager of the Fund and an employee of the Investment Adviser until September 30, 1999, is the President and 100 percent owner and sole control person of the New Adviser, a newly-formed investment adviser. Mr. Kam has been a portfolio manager with the Investment Adviser since 1994 and was a founder. Prior to his association with the Investment Adviser, Mr. Kam was co-founder and Vice President of Marketing and Finance for Novoste Corporation, a medical device company headquartered in Aguadilla, Puerto Rico.

     The Independent Trustees of Firsthand Funds agreed, subject to shareholder approval, to allow the New Adviser to manage the investments of the Fund. It is expected that a shareholder meeting for the Fund will take place during September 1999. At that meeting shareholders of the Fund will be asked to approve a new investment management agreement for the New Adviser as the investment adviser to the Fund.

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     During the interim period between the closing of the  restructuring  of the
     Adviser and when the shareholders of the Fund meet to decide whether to award the investment management contract to the New Adviser, the New Adviser will not collect fees for managing the Fund's investments. If shareholders decide to award the investment management contract to the New Adviser, it is anticipated that the New Adviser will seek shareholder approval to reorganize the Fund in a tax-free reorganization, out of Firsthand Funds and into Ingenuity Capital Trust in the near future. The Independent Trustees have approved this future reorganization of the Fund, subject to shareholder approval. In each case, the fees charged to shareholders of the Fund will not change.

     The Investment Adviser receives from the Fund a management fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement requires the Investment Adviser to waive its management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

     The Trust has entered into a separate contract (the "Administration Agreement") with the Investment Adviser wherein the Investment Adviser is responsible for providing administrative and general supervisory services to the Fund. Under the Administration Agreement, the Investment Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's books of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required to be maintained pursuant to the 1940 Act. The Investment Adviser is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Investment Adviser has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage and commission expenses and any extraordinary and non-recurring expenses. For the services rendered by the Investment Adviser under the Administration Agreement, the

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     Investment  Adviser receives a fee from the Fund at the annual rate of .45%
     of its average daily net assets up to $200 million, .40% of such assets from $200 million to $500 million, .35% of such assets from $500 million to $1 billion, and .30% of such assets in excess of $1 billion. Following the closing of the restructuring of the Adviser, the Trustees have agreed to enter into an administration agreement with the New Adviser.

     CW Fund Distributors, Inc. (the "Underwriter"), 312 Walnut Street, Cincinnati, Ohio 45202, serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund. The Underwriter is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

How to
     Purchase Shares

     You may purchase shares directly through the Fund's Transfer Agent or through a brokerage firm or financial institution that has agreed to sell the Fund's shares. Your initial investment in the Fund ordinarily must be at least $10,000 (or $2,000 for Firsthand Funds IRAs). Lower minimums are available to investors purchasing shares of the Fund through certain brokerage firms. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust or an authorized agent of the Trust. Any order placed with such brokerage firm is treated as if it were placed directly with the Trust. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. In addition, your brokerage firm may charge you a fee for handling your order. Your brokerage firm is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Trust's Prospectus. Purchase orders received by such agents prior to 4:00 p.m., eastern time, on any business day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of agents to transmit properly completed orders promptly. Agents may charge a fee (separately

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     negotiated  with their  customers) for effecting  purchase  orders.  Direct purchase orders received by the Transfer Agent by 4:00 p.m., eastern time, are confirmed at that day's net asset value.

     You may open an account and make an initial investment in the Fund through selected brokerage firms or financial intermediaries or by sending a check and a completed account application form to Firsthand Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "Firsthand Funds." Third party checks will not be accepted. An account application is included with this Prospectus.

     The Transfer Agent (or your broker) mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

     If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     Provided the Trust has received a completed account application form, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 1.888.884.2675) for instructions. You should be prepared to give the name of the Fund in which you wish to purchase shares, the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of
     wired  funds,   but  the  Transfer  Agent  reserves  the  right  to  charge
     shareholders   for  this   service   upon  thirty  days'  prior  notice  to
     shareholders.

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     You may purchase and add shares to your account ($50 minimum) by mail or by bank wire. Checks should be sent to Firsthand Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to "Firsthand Funds." Bank wires should be sent as outlined above. Each additional purchase request must contain the account name and number to permit proper crediting.

How to
     Redeem Shares

     You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

By Telephone

     You may redeem shares having a value of less than $50,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 1.888.884.2675). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Transfer Agent and instruct them to remove this privilege from your account.

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     You may change the bank or brokerage  account which you have  designated at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers,
     credit  unions,   national  securities  exchanges,   registered  securities
     associations,  clearing agencies and savings associations) or by completing
     a  supplemental  telephone  redemption   authorization  form.  Contact  the
     Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

     Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

By Mail

     You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

     Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

Through Broker-Dealers

     You may also redeem shares of the Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to promptly transmit wire redemption orders.

Additional Redemption Information

     If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged an $8 processing fee by the Funds' Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account, other than an IRA account, if at any time the value of your shares is less than $10,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

Shareholder
     Services

     Contact the Transfer Agent (nationwide call toll-free 1.888.884.2675) for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     o    Keogh Plans for self-employed individuals
     o Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision
     o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code (the "Code")

Direct Deposit Plans

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Fund.

Automatic Investment Plan

     By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

Exchange
     Privilege

     Shares of the Fund may be exchanged at net asset value for shares of the Short Term Government Income Fund (a series of Countrywide Investment Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be reexchanged for shares of the Fund at net asset value.

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. An exchange will be effected at the next determined net asset value after receipt of a request by the Transfer Agent. Your request is subject to the Fund's cut-off time which is normally 4:00 p.m. eastern time. Requests received by the Transfer Agent prior to the cut-off time will receive the same day's net asset value. Requests received by the Transfer Agent after the cut-off time will have next day's net asset value.

     The telephone exchange privilege is automatically available to all shareholders. Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. Before making an exchange for shares of the Short Term Government Income Fund, contact the Transfer Agent to obtain a current prospectus and more information about exchanges.

Dividends
     and Distributions

     The Fund expects to distribute substantially all of its net investment income and net realized gains, if any, at least annually. Dividends and distributions are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by contacting the Transfer Agent. All distributions will be based on the net asset value in effect on the payable date.

     If you  elect to  receive  dividends  in cash and the U.S.  Postal  Service cannot  deliver  your  checks or if your  checks  remain  uncashed  for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

Taxes

     The Fund has qualified in all prior years and intends to continue to qualify and to be treated as a "regulated investment company" under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income, net tax-exempt income and net capital gains in dividends to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax or excise tax on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code's timing requirements.

     Dividends and distributions paid to shareholders (whether received in cash or reinvested in additional shares) are generally subject to federal income tax and may be subject to state and local income tax. Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are taxable to shareholders (other than tax-exempt entities that have not borrowed to purchase or carry their shares of the Fund) as ordinary income.

     Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets.

     Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss. An exchange of the Fund's shares will also be treated as a sale of such shares and any gain on the transaction may be subject to federal income tax.

     The Trust will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Funds' distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Calculation of
     Share Price

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., eastern time) on each day the New York Stock Exchange is open for business and may also be determined on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

     Portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.

Financial
     Highlights

     The financial highlights table on the following page is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

Financial Highlights - Medical Specialists Fund
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------
                                               Six Months         Year       Period
                                                  Ended          Ended        Ended
                                                 6/30/99        12/31/98   12/31/97 (A)
                                               (Unaudited)
=====================================================================================
Net asset value at beginning of period           $  9.66         $ 10.12      $ 10.00
                                                 ------------------------------------
Income from investment operations:
   Net investment income (loss)                    (0.08)          (0.10)        0.01
   Net realized and unrealized gains (losses)
      on investments                                2.42           (0.36)        0.11
                                                 ------------------------------------
Total from investment operations                    2.34           (0.46)        0.12
                                                 ------------------------------------
Less distributions:
   Dividends from net investment income               --              --           --
   Distributions from net realized gains              --              --           --
                                                 ------------------------------------
Total distributions                                   --              --           --
                                                 ------------------------------------

Net asset value at end of period                 $ 12.00         $  9.66      $ 10.12
                                                 ====================================

Total return                                      24.26%(B)       (4.55%)       1.20%(B)
                                                 ====================================

Net assets at end of period (millions)           $   6.2         $   4.5      $   2.4
                                                 ====================================

Ratio of expenses to average net assets            1.95%(C)        1.95%        1.81%(C)

Ratio of net investment income (loss)
   to average net assets                          (1.64%)(C)      (1.33%)       1.75%(C)

Portfolio turnover rate                              53%(B)         160%           0%

(A) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997.
(B)  Not annualized.
(C)  Annualized.

                                     [LOGO]

                               [GRAPHIC OMITTED]

FIRSTHAND FUNDS
101 Park Center Plaza
Suite 1300
San Jose, CA 95113

INVESTMENT ADVISER
Interactive Research Advisers, Inc.
101 Park Center Plaza
Suite 1300
San Jose, CA 95113

UNDERWRITER
CW Fund Distributors, Inc.
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201
(Toll-free) 1.888.884.2675

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1.888.884.2675.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1.800.SEC.0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

contact us at
     888.884.2675
www.FirsthandFunds.com

                                     PART B

                              Technology Value Fund
                             Technology Leaders Fund
                           Technology Innovators Fund
                            Medical Specialists Fund

                       Statement of Additional Information

Combined Statement of Additional Information for the Technology Value Fund, the Technology Leaders Fund, the Technology Innovators Fund and the Medical Specialists Fund. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the Commission on May 11, 1999

                                     PART C

                                Other Information

Part C.   OTHER INFORMATION

Item 23.  EXHIBITS

(a)   Declaration of Trust
      (i) Declaration of Trust--Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement as filed with the Commission on May 11, 1999 ("Post-Effective Amendment No. 7).
      (ii) Amendments to Declaration of Trust as adopted on February 14, 1998--Incorporated by reference to Post-Effective Amendment No. 7.
(b)   Bylaws
      (i) By-Laws--1998--Incorporated by reference to Post-Effective Amendment No. 7.
      (ii) Amendments to By-Laws as adopted on February 14, 1998-- Incorporated by reference to Post-Effective Amendment No. 7.
(c)   Incorporated by reference to the Declaration of Trust and Bylaws
(d) Investment Advisory Agreement--Incorporated by reference to Post-Effective Amendment No. 7.
(e)   Underwriting Agreement with CW Fund Distributors, Inc.*
(f)   Inapplicable
(g)   Custody Agreement with Firstar, N.A.*
(h)   Other Material Contracts
      (i)   Administration Agreement with Interactive Research Advisers, Inc.*
      (ii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc.*
      (iii) Administration Agreement with Countrywide Fund Services, Inc.*
      (iv)  Accounting Services Agreement with Countrywide Fund Services, Inc.*
(i) Opinion and Consent of Counsel relating to Issuance of Shares -- Incorporated by reference to Post-Effective Amendment No. 7.
(j)   Consent of Independent Public Accountants
(k)   Inapplicable
(l)   Agreement Relating to Initial Capital*
(m)   Inapplicable
(n)   Financial Data Schedules*
(o)   Inapplicable

*     Incorporated by reference to Registration Statement on Form N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

          Under section 3817(a) of the Delaware Business Trust Act, a Delaware business trust has the power to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. Reference is made to sections 5.1 and
          5.2 of the Declaration of Trust of Interactive Investments (the "Trust") pursuant to which no trustee, officer, employee or agent of the Trust shall be subject to any personal liability, when acting in his or her individual capacity, except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust shall indemnify each of its trustees, officers, employees and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any actions, suits or other proceedings by reason of his or her being or having been a trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in or with bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. The Trust will comply with Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") and 1940 Act Releases number 7221 (June 9, 1972) and number 11330 (September 2, 1980).

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy and therefore may be unenforceable. In the event that a claim for indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by such trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

          Indemnification provisions exist in the Advisory Agreement, the Administration Agreement and the Underwriting Agreement which are substantially identical to those in the Declaration of Trust noted above.

          The Trust maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Trust, its Trustees and officers, and its Investment Adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.  Business and Other Connections of the Investment Adviser

          (a)  Inapplicable
          (b)  Inapplicable

Item 27.  Principal Underwriters.

          (a) CW Fund Distributors, Inc. also acts as underwriter for the following open-end investment companies: Atalanta/Sosnoff Investment Trust, Brundage, Story and Rose Investment Trust, The Caldwell & Orkin Funds, Inc., Profit Funds Investment Trust, the Lake Shore Family of Funds, UC Investment Trust, The Winter Harbor Fund and The James Advantage Funds.

          (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

          * The address is 4500 Park Granada Boulevard, Calabasas, California 91302.

--------------------------------------------------------------------------------------------------------
Name                      Position with Distributor                             Position with Registrant
--------------------------------------------------------------------------------------------------------
*Angelo R. Mozilo         Chairman of the Board, Director                       None
--------------------------------------------------------------------------------------------------------
*Andrew S. Bielanski      Director                                              None
--------------------------------------------------------------------------------------------------------
*Thomas H. Boone          Director                                              None
--------------------------------------------------------------------------------------------------------
*Marshall M. Gates        Director                                              None
--------------------------------------------------------------------------------------------------------
Robert H. Leshner         President, Vice Chairman, Chief Executive             None
                          Officer, Director
--------------------------------------------------------------------------------------------------------
Maryellen Peretzky        Vice President, Secretary                             Assistant Secretary
--------------------------------------------------------------------------------------------------------
Robert L. Bennett         Vice President, Chief Operations Officer              None
--------------------------------------------------------------------------------------------------------
Terrie A.  Wiedenheft     Vice President, Chief Financial Officer, Treasurer    None
--------------------------------------------------------------------------------------------------------

          (c)  Inapplicable

Item 28.  Location of Accounts and Records.

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 101 Park Center Plaza, Suite 1300, San Jose, California 95113 or at the offices of the Registrant's transfer agent ocated at 312 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A and B.

          Inapplicable

Item 30.  Undertakings.

          Inapplicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 31st of August, 1999.

FIRSTHAND FUNDS

By: /s/ Kevin M. Landis
    --------------------------
    Kevin M. Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Mark Taguchi*           Trustee                                  August 31, 1999
-------------
Mark Taguchi

Mike Lynch*             Trustee                                  August 31, 1999
----------
Mike Lynch

Ken Kam*                Trustee                                  August 31, 1999
-------
Ken Kam
/s/ Kevin Landis        Chairman of the Board of Trustees        August 31, 1999
----------------
Kevin Landis

*By: /s/ Kevin Landis
     ----------------
     Kevin Landis, attorney-in-fact pursuant to powers of attorney previously filed

Exhibits

Consent of Independent Accountants